Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

(a) Basis of presentation and principles of consolidation

The consolidated financial statements include the financial statements of the Group. The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) to reflect the financial position, results of operations and cash flows of the Group.

Subsidiaries are those entities in which the Group, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

All intercompany transactions and balances among the Group and its subsidiaries have been eliminated upon consolidation.

A non-controlling interest is recognized to reflect the portion of the subsidiaries’ equity which is not attributable, directly or indirectly, to the Group. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheet and net income and other comprehensive income are attributed to controlling and non-controlling interests respectively.

Use of estimates

(b) Use of estimates

The preparation of the consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, assessment for impairment oflong-lived assets, write-down for inventories, the recoverability of prepayments and other current assets, provisions and contingent liabilities, accounting for deferred income taxes and valuation allowance for deferred tax assets, as well as fair value determination of convertible notes. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Cash and cash equivalents

(c) Cash and cash equivalents

Cash and cash equivalents include cash on hand, balances held at financial institutions, and demand deposits with original maturities of three months or less from the date of acquisition. These amounts are readily convertible to known amounts of cash and are not subject to significant risk of changes in value. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash	(d) Restricted cash Restricted cash consists of litigation frozen deposits.
Accounts receivable, net

(e) Accounts receivable, net

Accounts receivable are stated at the original amount less an allowance for credit loss. Accounts receivable are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. The Group reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. The Group has developed a current expected credit loss (“CECL”) model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The Group considers historical collection rates, current financial status, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses. Accounts receivable balances are written off after all collection efforts have been exhausted.

Inventories

(f) Inventories

Inventories, consisting of smart electric vehicles and auto parts and materials purchased by the Group, are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged products, which is dependent upon factors such as historical and forecasted consumer demand, as well as the aging of inventory.

Property and equipment, net

(g) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	5 years
Vehicles	5 years
Production facilities	10 years
Battery and charging swap infrastructure	5 years
Furniture	5 years

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operations and comprehensive loss.

Intangible assets, net

(h) Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful lives
Software	2 years
Trademark	10 years

Impairment of long-lived assets

(i) Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

Long term investment

(j) Long term investment

Equity investments accounted for using the equity method

The Group applies the equity method of accounting to equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records its investment at cost. The difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill or as an intangible asset as appropriate, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into consolidated statements of operations and comprehensive loss after the date of investing.

Equity investments without readily determinable fair values

The Group’s equity investments without readily determinable fair values, which do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”), and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of ASU 2016-01 (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in the combined statements of operations and comprehensive loss.

The Group makes assessment of whether an investment is impaired based on the performance and financial position of the investee as well as other evidence of market value at each reporting date.

Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations and comprehensive loss if any.

Fair value measurement

(k) Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

•        Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•        Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

•        Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities.

The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group’s financial assets and liabilities primarily include cash and cash equivalent, accounts receivable, amounts due from related parties, other receivables (included in prepayments and other current assets), accounts payable, loan from a third party, warrant liabilities, amounts due to related parties, convertible notes and other payables (included in accrued expenses and other current liabilities).

The warrant liabilities are measured at fair value using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level I of fair value measurements.

Convertible notes are measured at fair value using unobservable inputs and categorized in Level III of the fair value hierarchy, see Note 14.

The Group’s non-financial assets, such as property and equipment as well as intangible assets, would be measured at fair value only if they were determined to be impaired.

Liabilities Measured at Fair Value on a Recurring Basis

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of December 31, 2025 and 2024.

	Fair Value Measurement using
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of December 31, 2025	$87	$—	$—	$87
As of December 31, 2024	$52	$—	$—	$52
Convertible notes:
As of December 31, 2025	$—	$—	$11,126	$11,126
As of December 31, 2024	$—	$—	$—	$—

Warrant liabilities

As of December 31, 2025 and 2024, the fair value of the Private Warrants were US$0.05 and US$0.03 per warrant, with an exercise price of US$11.50 per share, and the Representative Warrants were US$0.10 and US$0.06 per warrant, with an exercise price of US$12.00 per share, respectively. The changes for warrant liabilities measured at fair value are as follows:

	Private Warrants	Representative Warrants
Fair value as of December 31, 2022	$101	$399
Change in fair value	(43)	(169)
Fair value as of December 31, 2023	$58	$230
Change in fair value	(47)	(189)
Fair value as of December 31, 2024	$11	$41
Change in fair value	7	28
Fair value as of December 31, 2025	$18	69

Convertible notes

The following is a reconciliation of the beginning and ending balances for convertible note measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2025, see Note 14 for details:

Opening balance	—
New convertible note issued	7,135
Debt issuance expenses	1,365
Change in fair value of convertible note	2,626
Ending balance	11,126

Current expected credit loss

(l) Current expected credit loss

On January 1, 2023, the Group adopted ASC 326, Financial Instruments — Credit Losses, which requires recognition of allowances upon origination or acquisition of financial assets at an estimate of expected credit losses over the contractual term of the financial assets (the current expected credit loss or the “CECL” model) using the modified retrospective transition method.

The Group’s financial assets subject to the CECL model mainly include accounts receivable, amounts due from related parties and other current and non-current assets.

For accounts receivable, the Group estimates the loss rate based on historical experience, the age of the receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. For amounts due from related parties and other current assets, we review them on a periodic basis and make allowances on an individual basis when there is doubt as to the collectability. These amounts are written off after all collection efforts have been exhausted.

For the years ended December 31, 2025, 2024 and 2023, allowance for expected credit losses made by the Group were shown as follows:

	For the years ended December 31,
	2025	2024	2023
Allowance for expected credit losses for accounts receivable, current	$—	$1,493	$3,937
Allowance for expected credit loss for other current assets	24,898	2,423	—
(Reversal of) Allowance for expected credit losses for amounts due from related parties	(1,207)	60,495	15,000
Allowance for expected credit losses for accounts receivable, non-current	—	—	3,829
Total	$23,691	$64,411	$22,766

Impairment loss of non-financial assets	m) Impairment loss of non-financial assets

Advance to suppliers and prepayments represent amounts paid in advance for goods or services to be received in the future. Such amounts do not represent financial assets as they do not give rise to a contractual right to receive cash or another financial instrument, and therefore are not within the scope of ASC 326 Financial Instruments — Credit Losses.

The Group evaluates the recoverability of advance to suppliers and prepayments at each reporting date. When events or changes in circumstances indicate that the carrying amount of prepayments may not be recoverable, the Group assesses whether it is probable that the prepaid amounts will not be realized through the receipt of goods or services, or through refund.

Indicators of impairment may include, but are not limited to, significant financial difficulties of the counterparty, bankruptcy or insolvency, disputes regarding performance under the underlying agreements, cancellation or termination of contracts, or other adverse changes in the business environment that affect the counterparty’s ability to fulfill its obligations.

If it is determined that the carrying amount is not recoverable, an impairment loss is recognized in the amount by which the carrying value of the prepayments exceeds the amount expected to be recovered.

Estimates of recoverability involve significant judgment and are based on available information regarding the financial condition of counterparties and the status of the underlying arrangements.

For the years ended December 31, 2025, 2024 and 2023, impairment loss made by the Group were shown as follows:

	For the years ended December 31,
	2025	2024	2023
Impairment loss of advance to suppliers	$127	$649	$42,478
Impairment loss of prepaid expenses	4,192	593	20,187
Total	$4,319	$1,242	$62,665

Warrants

(n) Warrants

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks.

Management evaluates all of its financial instruments, including issued warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. In accordance with ASC 825-10 “Financial Instruments”, offering costs attributable to the issuance of the warrant liabilities are recognized in the consolidated statement of operations and comprehensive loss as incurred.

The Group issued 350,000 Private Warrants, 690,000 Representative Warrants and 13,800,000 Public Warrants in connection with its Transaction. The Public Warrants met the criteria for equity classification and are recorded as additional paid-in capital on the Consolidated Balance Sheet at the completion of the Business Combination. The Private Warrants contain exercise and settlement features that may change with a change in the holder, which precludes the Private Warrants from being indexed to the Company’s own stock. For Representative Warrants, net cash settlement is assumed under ASC 815-40 as the Company is required to deliver registered shares to the purchasers of Representative Warrants. Therefore, both the Private Warrants and the Representative Warrants are recognized as warrant liabilities on the Consolidated Balance Sheet at fair value, with subsequent changes in fair value recognized in the Consolidated Statement of Operations and Comprehensive Loss at each reporting date until exercised.

Convertible notes

(o) Convertible notes

Under the Fair Value Option Subsection of ASC Subtopic 825-10, Financial Instruments — Overall (“ASC 825”), the Group has an irrevocable option to designate certain financial assets and financial liabilities at fair value on an instrument-by-instrument basis, with changes in fair value reported in the statement of operations. Changes in fair value do not include accrued interest on debt instruments. Any changes in the fair value of liabilities resulting from changes in instrument-specific credit risk are reported in other comprehensive (loss) gain. The Group separately measures changes attributed to instrument-specific credit risk by calculating the difference between the overall change in the fair value of the instrument and the change attributed to fluctuations in the relevant risk-free.

The Group elected the fair value option for its convertible notes, and the Group believes the fair value option best reflects the economics of the underlying transaction. See Note 14 for details.

Commitments and contingencies

(p) Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Revenue recognition

(q) Revenue recognition

The Group’s revenues are generated from sales of smart electric vehicles and auto parts and materials.

The Group recognizes revenues pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by value added tax (“VAT”). To achieve the core principle of this standard, the Group applies the following five steps:

1.      Identification of the contract, or contracts, with the customer;

2.      Identification of the performance obligations in the contract;

3.      Determination of the transaction price;

4.      Allocation of the transaction price to the performance obligations in the contract; and

5.      Recognition of the revenue when, or as, a performance obligation is satisfied.

The Group recognizes revenues pursuant to Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised smart electric vehicles is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those products net of and value added tax. Revenue recognition policy for the revenue stream is as follows:

Sales of smart electric vehicles

The Group generates revenue from sales of smart electric vehicles through purchase orders. The Group identified only one performance obligation to provide customers with vehicles, at a fixed price stated in the purchase orders. Full prepayment is required before or upon the Group’s delivery of the vehicles. Revenue is recognized at a point of time upon the customer’s acceptance of the smart electric vehicles. The Group is deemed as the principal, recognizing revenue on a gross basis as the Group the Group is primary responsible for fulfilling the contract, bears the inventory risk, and has the discretion in establishing the sales price.

In the normal course of business, the Group’s warranties are required by the law and related to the risk of purchasing defective products. In addition, the Group would not sell a warranty separately. Accordingly, warranty costs are treated as a cost of fulfillment subject to accrual, rather than a performance obligation.

The Group recognizes a warranty liability at the time of sale based on historical warranty claim experience and other relevant factors. The estimated warranty costs are recorded as cost when the related revenue is recognized. Actual repair and replacement costs are charged against the warranty liability as incurred.

In the instance that a customer selects to pay by installments for vehicles under an auto financing program provided to the customers by the Group, such arrangement contains a significant financing component and as a result, the transaction price is adjusted to reflect the impact of time value of the transaction price using an applicable discount rate (i.e. the interest rates of the loan reflecting the credit risk of the borrower). Interest income from such arrangements with a significant financing component is presented as other income. Receivables related to the vehicle installment payment are expected to be repaid by customers beyond one year of the dates of the financial statements are recognized as non-current assets. The difference between the gross receivable and the respective present value is recorded as unearned interest income. Interest income from such arrangements with a significant financing component is presented separately from revenue from contracts with customers.

Sales of auto parts and materials

The Group generates revenue from sales of auto parts and materials through purchase orders. The Group considers that there is only one performance obligation to provide customers the specific materials explicitly stated in a sales contract under ASC 606. The transaction price is explicitly agreed on contracts and fixed without any variable consideration. The Group recognizes revenues at a point in time when the control of the auto parts and materials is transferred to the customer upon the customer’s pickup and acceptance of auto parts and materials.

Warranties

(r) Warranties

The Group provides a one-year manufacturer’s standard warranty on all vehicles sold. The Group accrues a warranty reserve for the vehicles sold by the Group, which includes the Group’s best estimate of the future costs to be incurred in order to repair or replace items under warranties and recalls when identified. These estimates were made based on actual claims incurred to date and an estimate of the nature, frequency and magnitude of future claims with reference made to the past claim history. These estimates are inherently uncertain given the Group’s relatively short history of sales, and changes to the Group’s historical or projected warranty experience may cause material changes to the warranty reserve in the future. The warranty reserve is expected to be incurred within the next 12 months and included within accrued expenses and other liabilities on the consolidated balance sheets. Warranty expense is recorded as a component of cost of sales in the consolidated statements of comprehensive loss.

The Group’s standard warranty is an assurance-type warranty, as it is required by law and is intended to provide assurance that the vehicles comply with agreed-upon specifications. The Group does not consider standard warranty as being a separate performance obligation as it is intended to provide greater quality assurance to customers and is not viewed as a distinct obligation. Accordingly, standard warranty is accounted for in accordance with ASC 460, Guarantees.

Litigation

(s) Litigation

The Group and its operations from time to time may be parties to or targets of lawsuits, claims, investigations, and proceedings including product liability, personal injury, patent and intellectual property, commercial, contract, environmental, health and safety, and environmental matters, which are handled and defended in the ordinary course of business. The Group accrues a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When a single amount cannot be reasonably estimated but the cost can be estimated within a range, the Group accrues the minimum amount.

Research and development expenses

(t) Research and development expenses

Research and development expenses consist primarily of design and development expenses with new technology, payroll and related expenses for research and development professionals, materials and supplies and other R&D related expenses. Research and development expenses are expensed as incurred.

General and administrative expenses

(u) General and administrative expenses

General and administrative expenses mainly consist of (i) staff cost and depreciation related to general and administrative personnel, (ii) share-based compensation, (iii) professional service fees, (iv) allowance for expected credit losses, (v) properties rental fees, and (vi) other corporate expenses.

Selling and marketing expenses

(v) Selling and marketing expenses

Selling and marketing expenses mainly consist of marketing, promotional and advertising expenses. The advertising expenses were nil, US$0.8 million and US$5.7 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Share-based compensation

(w) Share-based compensation

Share-based awards granted to eligible employees, officers, directors, and non-employees, including unvested shares, are measured at fair value on grant date and are classified as equity awards in accordance with ASC 718, Compensation-Stock Compensation.

For the share-based awards granted with only service conditions that have a graded vesting schedule, share-based compensation expenses are recognized using the graded vesting method, over the requisite service period, which is generally the vesting period. The Group elects to recognize the effect of forfeitures in compensation costs when they occur. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

The Group’s share-based awards primarily consist of restricted share awards, the details of which are disclosed in Note 20. The fair value of restricted shares granted is determined based on the fair value of the underlying ordinary shares of AIIO on the grant date, which is based on the quoted market price of AIIO’s ordinary shares on the Nasdaq Global Market.

Employee benefits

(x) Employee benefits

The Company’s subsidiaries in PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The

Group has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statements of operations and comprehensive loss amounted to approximately nil, US$0.8 million and US$1.8 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Leases

(y) Leases

Prior to the adoption of Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842) and subsequent amendments to the initial guidance including ASU No. 2017-13, ASU No. 2018-10, ASU No. 2018-11, ASU No. 2018-20, and ASU No. 2019-01 (collectively, “Topic 842”), operating leases were not recognized on the consolidated balance sheets, instead, rental expenses with fixed payments were recognized on a straight-line basis over the lease term.

At the inception of a contract, the Group determines if the arrangement is, or contains, a lease. Operating lease liabilities are recognized at lease commencement based on the present value of lease payments over the lease term. Operating lease right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred and less any lease incentives received. As the rate implicit in the lease cannot be readily determined, the Group uses incremental borrowing rate at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate is determined based on the rate of interest that the Group would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment. The lease term for all of the Group’s leases includes the non-cancellable period of the lease plus any additional periods covered by either a Group’s option to extend (or not to terminate) the lease that the Group is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor. For operating leases, the Group recognizes a single lease cost on a straight-line basis over the remaining lease term.

The Group has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less and the Group recognizes lease expense for these leases on a straight-line basis over the lease terms.

Income taxes

(z) Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000 ($13,913). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Group accrued income tax payable of US$9 as of December 31, 2025 and 2024. The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations and comprehensive loss for the years ended December 31, 2025, 2024 and 2023 respectively. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Foreign currency transactions and translations

(aa) Foreign currency transactions and translations

The functional and reporting currency of the Company is the United States Dollar (“US$”). The Company’s operating subsidiaries in China, Dubai and the United States use their respective currencies Renminbi (“RMB”), United Arab Emirates Dirham (“AED”), and US$ as their functional currencies.

The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive loss included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the financial expenses in consolidated statements of operations and comprehensive loss.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

Balance sheet items, except for equity accounts	As of December 31,
	2025	2024
US$ against RMB	6.9931	7.2993
US$ against AED	3.6728	3.6726
Items in the statements of operations and comprehensive loss, and statements of cash flows	For the years ended December 31,
	2025	2024	2023
US$ against RMB	7.1875	7.1957	7.0809
US$ against AED	3.6729	3.6726	3.6843

No representation is made that the RMB and AED amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Loss per share

(ab) Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic loss per share as of the date that all necessary conditions have been satisfied. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

Segment reporting

(ac) Segment reporting

The Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker (“CODM”) identified as the Group’s Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting.

Geographic information

The majority of the Group’s long-lived assets as of December 31, 2025 and 2024, were located in the Mainland China, the United States, the United Arab Emirates. The following table sets forth the disaggregation of the Groups long-lived assets by geographic area:

	As of December 31,
	2025	2024
The United States	$—	$151
The United Arab Emirates	408	6,125
Mainland China	36	2,637
Total	$444	$8,913

Long-lived assets as presented above include property and equipment, intangible assets, and right-of-use assets. The disclosure also includes certain non-tangible and financial assets (e.g., PIPE escrow account) for informational purposes, although these are not classified as long-lived assets under ASC 280.

Recent accounting pronouncements

(ad) Recent accounting pronouncements

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses (Subtopic 220-40). The ASU requires the disaggregated disclosure of specific expense categories, including purchases of inventory, employee compensation, depreciation, and amortization, within relevant income statement captions. This ASU also requires disclosure of the total amount of selling expenses along with the definition of selling expenses. The ASU is effective for annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Adoption of this ASU can either be applied prospectively to consolidated financial statements issued for reporting periods after the effective date of this ASU or retrospectively to any or all prior periods presented in the consolidated financial statements. Early adoption is also permitted. This

ASU will result in the required additional disclosures being included in the consolidated financial statements, once adopted. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statement.

In January 2025, the Financial Accounting Standards Board (“FASB”) updated 2025-01: Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. Public business entities must adopt the guidance in Update 2024-03 for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The update clarifies that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. The Group is evaluating the impact the updated guidance will have on its consolidated financial statements and disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). The amendments in ASU 2025-05 provide entities with a practical expedient to simplify the estimation of expected credit losses on current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606, Revenue from Contracts with Customers (“ASC 606”) by allowing the assumption that current conditions as of the balance sheet date will not change during the remaining life of the asset. ASU 2025-05 is effective for the Company for its for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Group is currently evaluating the impact ASU 2025-05 will have on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (“Topic 815”) and Revenue from Contracts with Customers (“Topic 606”): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract (“ASU 2025-07”). ASU 2025-07, expands an existing scope exception under Topic 815 to exclude non-exchange-traded contracts where the underlying is based on the operations or activities specific to one of the contract parties. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments — Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.